Leases - Additional Information (Details) - item	Jun. 01, 2023	Aug. 09, 2022	Jan. 31, 2022	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Feb. 03, 2021	Mar. 24, 2020	Jun. 30, 2023	Dec. 31, 2022
Leases [Line Items]
Renewal term of lease	2 years		2 years			2 years
Lease term		1 year		3 years	3 years	2 years		5 years
Incremental borrowing rate									3.00%	3.00%
Number of russian game development studios acquired							2
Maximum.
Leases [Line Items]
Lease term		2 years